Financial instruments and financial risk factors - Assets measured at fair value (Details) - Recurring fair value measurement - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 15.9	$ 22.5
December 31, 2022 | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 4.3